Equity - Schedule of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Earnings Per Share [Abstract]
Earnings attributable to shareholders of the parent company	R$ 151,430	R$ 74,980
Weighted average outstanding shares - ordinary shares - basic (thousands)	129,587,543	200
Earnings per share - basic	R$ 1,241.6000	R$ 375,000
Earnings per share - diluted	R$ 1,241.6000	R$ 375,000